Direct Phone: 202.298.1735
jeffrey.li@foster.com

August 31, 2020

U.S. Securities and Exchange Commission

Division of Corporation Finance

Office of Telecommunications

100 F Street, N.E.

Washington, D.C. 20549

Attn:	Celeste M. Murphy

Abby Adams

Robert S. Littlepage

Christie Wong

Re:	Oriental Culture Holding LTD

Registration Statement on Form F-1/A

Amended on August 31, 2020
File No. 333-234654

Ladies and Gentlemen:

On behalf of our client, Oriental Culture Holding LTD, a foreign private issuer organized under the laws of Cayman Islands (the “Company”), we are submitting this letter and the following information in response to a letter, dated August 25, 2020, from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) with respect to the Company’s Registration Statement on Form F-1 (the “Registration Statement”) filed with the Commission on November 12, 2019 and amended on January 10, 2020, February 27, 2020, March 13, 2020, May 1, 2020, May 29, 2020 and August 19, 2020. Concurrently with the submission of this letter, the Company is filing Amendment No. 7 to the Registration Statement (the “Amended Registration Statement”) via EDGAR with the Commission.

To facilitate your review, we have separately delivered to you a copy of the Amended Registration Statement, marked to show changes to the Company’s registration statement filed with the Commission on August 19, 2020.

The Staff’s comments are repeated below in bold and are followed by the Company’s responses. We have included page references in the Amended Registration Statement where the language addressing a particular comment appears. Capitalized terms used in this letter but otherwise not defined herein shall have the meanings ascribed to such terms in the Registration Statement.

In addition to revising the disclosure in response to the Staff’s comments, the Company has also included other information and data to reflect recent developments.

Registration Statement on Form F-1, as amended August 19, 2020

Risk Factors

Risks Related to Doing Business in China, page 23

1. Revise to disclose the risks associated with your potential to do business in industry categories that are restricted on the Negative List, as disclosed on page 6.

Response: we have revised our disclosure regarding the risks associated with our potential to do business in industry categories that are restricted on the Negative List on page 24 of the Amended Registration Statement.

U.S. Securities and Exchange Commission
August 31, 2020

Management’s Discussion and Analysis of Financial Results and Results of Operations, page 56

2. On page 20, you disclose that “consolidated results for the first and second quarters of and full year 2020 have been adversely affected” by the COVID-19 outbreak and response, and that your “total revenues in the first and the second quarters of 2020 are expected to decrease comparing to the same periods of last year.” Revise this section to disclose known trends and uncertainties related to COVID-19. For example, disclose how you expect COVID-19 to impact your future operating results and near-and-long- term financial condition and how that compares to the current period. See Item 303 of Regulation S-K, SEC Release No. 33-8350, and CF Disclosure Guidance Topic No. 9.

Response: we have revised our disclosure to include the known trends and uncertainties related to COVID-19 on pages 9, 54 and 56 of the Amended Registration Statement, including how we expect COVID-19 to impact our future operating results and near-and-long- term financial condition and how that compares to the current period.

If you have any questions or further comments regarding to the Registration Statement, please contact me by phone at 202-298-1735 or via e-mail at jeffrey.li@foster.com.

Very truly yours,

/s/ Jeffrey Li
Jeffrey Li

Enclosures

cc:	Yi Shao, Chief Executive Officer and Director of Oriental Culture Holding LTD

Lijia Ni, Chief Financial Officer of Oriental Culture Holding LTD